Cash and cash equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Restricted cash and cash equivalents	$ 2,159
Non current restricted cash and cash equivalents	1,250	$ 0
Current restricted cash and cash equivalents	$ 909	$ 1,350